UNAUDITED INTERIM CONDENSED CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018
Statement of comprehensive income [abstract]
Net income (loss)	$ (36)	$ 308	$ 165	$ 524
Items that may be reclassified subsequently to profit or loss:
Foreign currency translation	84	(280)	100	(323)
Net investment and cash flow hedges	(148)	57	(124)	80
Equity accounted investment	0	(1)	0	(3)
Taxes on the above items	13	1	6	(4)
Reclassification to profit or loss on disposal	8	0	8	0
Total other comprehensive income (loss)	(43)	(223)	(10)	(250)
Items that will not be reclassified subsequently to profit or loss:
Revaluation of pension obligations	11	0	15	0
Fair value through OCI	(27)	32	10	56
Taxes on the above item	(1)	0	(1)	(1)
Total other comprehensive income (loss)	(60)	(191)	14	(195)
Comprehensive income (loss)	(96)	117	179	329
Attributable to:
Limited partners	46	17	88	(26)
Non-controlling interests attributable to:
Redemption-Exchange Units held by Brookfield Asset Management Inc.	44	15	83	(26)
Special Limited Partners	0	41	0	184
Interest of others in operating subsidiaries	(186)	44	8	197
Comprehensive income (loss)	$ (96)	$ 117	$ 179	$ 329